Reverse Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2018
Reverse repurchase agreements - non-trading [member]
Statement [LineItems]
Reverse Repurchase Agreements - Non Trading

17. REVERSE REPURCHASE AGREEMENTS – NON TRADING

	Group
	2018 £m	2017 £m
Agreements with banks	3,254	2,464
Agreements with customers	17,873	150

	21,127	2,614

In 2018, as part of our ring-fencing implementation, Santander UK plc revised the classification of the majority of our permitted non trading reverse repurchase agreements at amortised cost, in line with our ring-fenced business model for managing these assets as part of our overall funding and liquidity plans. For more on our ring-fence implementation, see Note 43.